Accrued Pension and Severance Costs (Schedule of Fair Value of Plan Assets Measured with Levels of Inputs) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015		Mar. 31, 2014		Mar. 31, 2013
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		¥ 31,288		¥ 26,785		¥ 23,207
Japanese Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		690		1,400
Japanese Plans | Equity Securities Japanese Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,208		937
Japanese Plans | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		11,695	[1]	9,211	[2]
Japanese Plans | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		7,998	[3]	7,025	[4]
Japanese Plans | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[5]	6,741		5,316
Japanese Plans | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		2,956		2,896
Japanese Plans | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,898		2,337
Japanese Plans | Quoted Prices in Active Markets (Level 1) | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		690		1,400
Japanese Plans | Quoted Prices in Active Markets (Level 1) | Equity Securities Japanese Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,208		937
Japanese Plans | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		27,064		22,271
Japanese Plans | Significant Other Observable Inputs (Level 2) | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		11,695	[1]	9,211	[2]
Japanese Plans | Significant Other Observable Inputs (Level 2) | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		7,998	[3]	7,025	[4]
Japanese Plans | Significant Other Observable Inputs (Level 2) | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[5]	4,415		3,139
Japanese Plans | Significant Other Observable Inputs (Level 2) | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		2,956		2,896
Japanese Plans | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		2,326		2,177
Japanese Plans | Fair Value, Inputs, Level 3 | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[5]	2,326		2,177
Non-Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		7,007		6,737		¥ 5,436
Non-Japanese Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[6]	2,493		1,949
Non-Japanese Plans | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[7]	2,775		2,901
Non-Japanese Plans | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[8]	1,619		1,687
Non-Japanese Plans | Commodities Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		120		200
Non-Japanese Plans | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		2,493		1,949
Non-Japanese Plans | Quoted Prices in Active Markets (Level 1) | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[6]	2,493		1,949
Non-Japanese Plans | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4,514		4,788
Non-Japanese Plans | Significant Other Observable Inputs (Level 2) | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[7]	2,775		2,901
Non-Japanese Plans | Significant Other Observable Inputs (Level 2) | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[8]	1,619		1,687
Non-Japanese Plans | Significant Other Observable Inputs (Level 2) | Commodities Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		¥ 120		¥ 200

[1]	These funds invested in listed equity securities consisting of approximately 50% Japanese listed companies and 50% foreign listed companies.
[2]	These funds invested in listed equity securities consisting of approximately 55% Japanese listed companies and 45% foreign listed companies.
[3]	These funds invested in approximately 60% Japanese government bonds, 25% foreign government bonds, 10% Japanese corporate bonds, and 5% Japanese municipal bonds.
[4]	These funds invested in approximately 80% Japanese government bonds, 15% Japanese corporate bonds, and 5% Japanese municipal bonds.
[5]	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity funds and others.
[6]	Cash equivalents were primarily in short-term investment funds, which consisted of short-term money market instruments that were valued using quoted prices for similar assets and liabilities in active markets.
[7]	These funds invested in listed equity securities consisting of foreign equities.
[8]	These funds invested in international bonds.